Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair value measurements
Fair value measurements

17. Fair value measurements

Assets and liabilities disclosed at fair value

Cash and cash equivalents and restricted cash are classified as Level 1, as their carrying amounts approximate fair value based on quoted market prices in active markets. Time and structured deposits are classified as Level 2; their fair value is estimated using prevailing interest rates. Short-term investments consist of: (i) publicly traded stocks and funds, which are classified as Level 1 assets using quoted market prices; and (ii) restricted securities, classified as Level 2 as their fair value is determined based on quoted market prices adjusted for a lack of marketability discount due to Rule 144 restrictions. Private equity funds and trust products assets using net value provided by securities companies, which are classified as Level 2 assets as there are no active markets for these products. The Company’s other financial instruments included account receivables, short-term borrowing and certain amount of accrued expense and other liabilities as well as prepaid expense and other current asset. The carrying values of these financial instruments approximate to their fair values due to their short-term maturities.

Assets measured at fair value on a nonrecurring basis

The Company measures its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value measurements are classified within Level 3 as their valuation involves unobservable inputs.

The Company also measures equity investments without readily determinable fair values on a nonrecurring basis. The non-recurring fair value measurements to the carrying amount of such investments usually require management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer from an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date (level 2). When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments, derivative instruments, at fair value on a recurring basis. The Company measures its short-term investments at fair value using the redemption price of wealth management products (level 1) daily or net value (level 2) on a regular basis published by the banks or trust companies, quoted prices of marketable equity securities (level 1), restricted equity securities in listed companies (level 2), which are valued based on the quoted market price of the identical unrestricted common shares adjusted for a lack of marketability discount, and negotiable certificate of deposit in active markets (level 1). The fair value of derivative instruments is based on the change in the market value of the underlying ADSs and periodic interest (level 2). For equity investments in private equity funds, over which the Company do not have the ability to exercise significant influence, are measured using the net asset value per share based on the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), or NAV practical expedient. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2024 and 2025.

17. Fair value measurements - continued

Assets and liabilities measured at fair value on a recurring basis - continued

The following table summarizes the Company’s financial assets and liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	1,091,582,140	26,965,315	—	1,118,547,455
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	15,163,357
Liabilities:
Derivative instruments	—	89,894,630	—	89,894,630

	As of December 31, 2025
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	768,234,872	110,989,920	—	879,224,792
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	14,700,093
Derivative instruments	—	113,191,365	—	113,191,365
Liabilities:
Derivative instruments	—	52,011,906	—	52,011,906

	As of December 31, 2025
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	109,856,126	15,871,348	—	125,727,473
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	2,102,085
Derivative instruments	—	16,186,150	—	16,186,150
Liabilities:
Derivative instruments	—	7,437,604	—	7,437,604

[1] Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.